Schedule of trade payables, net (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade payables	R$ 5,942	R$ 5,058
Product suppliers [member]
IfrsStatementLineItems [Line Items]
Trade payables	6,422	5,450
Service suppliers [member]
IfrsStatementLineItems [Line Items]
Trade payables	74	85
Service Suppliers Related Parties [Member]
IfrsStatementLineItems [Line Items]
Trade payables	22	11
Bonuses from suppliers [member]
IfrsStatementLineItems [Line Items]
Trade payables	R$ (576)	R$ (488)